SHAREHOLDERS’ EQUITY	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 15- SHAREHOLDERS’ EQUITY

Share capital shares

The changes in the number of issued shares of share capital during the years ended March 31, 2026, 2025 and 2024 were as follows:

	For the Fiscal Years Ended March 31,
	2026	2025	2024
Balance at the beginning of the year	23,652,110	21,652,110	20,374,500
Issuance of capital shares	-	2,000,000	1,277,610
Balance at the end of the year	23,652,110	23,652,110	21,652,110

All of the issued shares as of years ended March 31, 2026, 2025 and 2024 have been paid in full.

Under the Companies Act of Japan (the “Companies Act”), issuances of capital shares, including conversions of bonds and notes, are required to be credited to the share capital account for at least 50% of the proceeds and to the legal capital surplus account (“Capital surplus”) for the remaining amounts.

The Companies Act permits that share capital, capital surplus and retained earnings can be transferred among these accounts under certain conditions upon the approval of a General Meeting of Shareholders. The Companies Act limits the increase of paid in capital in case disposition of treasury shares and issuance of common stock are performed at the same time.

Legal reserve set aside as appropriation of retained earnings and legal capital surplus

Retained earnings consist of legal reserves and accumulated earnings. The Companies Act provides that an amount at least equal to 10% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus equals 25% of stated capital as defined in the Companies Act. Legal reserves may be used to eliminate or reduce a deficit or be transferred to other retained earnings upon approval of the General Meeting of Shareholders.

LOGPROSYLE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Treasury shares

The changes in the number of treasury shares during the years ended March 31, 2026, 2025 and 2024 were as follows:

	For the Fiscal Years Ended March 31,
	2026	2025	2024
Balance at the beginning of the year	23,658	23,658	23,658
Purchase of treasury shares	17,582	-	-
Sales of treasury shares	-	-	-
Balance at the end of the year	41,240	23,658	23,658

The Company’s Board of Directors authorized a share repurchase program which provided for the repurchase, from July 1, 2025 through June 30, 2026, of common shares up to a maximum of the lesser of (i) 1,086,910 common shares, or (ii) common shares having an aggregate purchase price of $543,455 (the “Repurchase Program”). During the fiscal year ended March 31, 2026, the Company repurchased 17,582 common shares at an aggregate cost of ¥2,222 thousands under the Repurchase Program.